Group Statement of Changes in Shareholders' Equity - ZAR (R) R in Millions	Total	Share capital and premium	Accumulated loss	Other reserves	Non-controlling interests [member]
Beginning balance (in shares) at Jun. 30, 2017		439,957,199
Beginning balance Parent at Jun. 30, 2017		R 28,336	R (4,486)	R 5,441
Beginning balance NCI at Jun. 30, 2017					R 0
Beginning balance Equity at Jun. 30, 2017	R 29,291
Shares issued and fully paid (in shares)		55,055,050
Shares issued and fully paid	1,004	R 1,004
Exercise of employee share options (in shares)		5,239,502
Share-based payments	374			374
Reclassification from other reserves			10	(10)
Net profit (loss) for the year attributable to owners of parent	(4,473)		(4,473)
Non-controlling interest	0
Net loss for the year	(4,473)
Other comprehensive income for the year				(660)
Other comprehensive income	(660)
Dividends paid to owners of parent			(154)
Dividends paid	R (154)
Ending balance (in shares) (Previously presented) at Jun. 30, 2018		500,251,751
Ending balance (in shares) at Jun. 30, 2018	500,252,000
Ending balance Parent (Previously presented) at Jun. 30, 2018		R 29,340	(9,103)	5,145
Ending balance NCI (Previously presented) at Jun. 30, 2018					0
Ending balance Equity (Previously presented) at Jun. 30, 2018	R 25,382
Shares issued and fully paid (in shares)		11,032,623
Shares issued and fully paid	211	R 211
Exercise of employee share options (in shares)		21,856,821
Harmony ESOP Trust (in shares)		6,700,000
Share-based payments	230			230
Net profit (loss) for the year attributable to owners of parent	(2,607)		(2,607)
Non-controlling interest	0
Net loss for the year	(2,607)
Other comprehensive income for the year				(684)
Other comprehensive income, attributable to non-controlling interests	0
Other comprehensive income	R (684)
Ending balance (in shares) at Jun. 30, 2019	539,841,000	539,841,195
Ending balance Parent at Jun. 30, 2019	R 22,614	R 29,551	(11,710)	4,773
Ending balance NCI at Jun. 30, 2019	0				0
Ending balance Equity at Jun. 30, 2019	22,614
Shares issued and fully paid (in shares)		60,278,260
Shares issued and fully paid	3,386	R 3,386
Exercise of employee share options (in shares)		3,023,251
Share-based payments	186			186
Non-controlling interest recognised at acquisition date			5		(5)
Net profit (loss) for the year attributable to owners of parent	(878)		(878)
Non-controlling interest	28				28
Net loss for the year	(850)
Other comprehensive income for the year				(1,942)
Other comprehensive income, attributable to non-controlling interests	16				(16)
Other comprehensive income	(1,958)
Dividends paid to non-controlling interests					(3)
Dividends paid	R (3)
Ending balance (in shares) at Jun. 30, 2020	603,143,000	603,142,706
Ending balance Parent at Jun. 30, 2020	R 23,371	R 32,937	R (12,583)	R 3,017
Ending balance NCI at Jun. 30, 2020	4				R 4
Ending balance Equity at Jun. 30, 2020	R 23,375